USAA(R) logo appears here.







                              USAA LONG-TERM Fund




                                          Picture appears here.




                                     Semiannual Report

--------------------------------------------------------------------------------
        September 30, 2001

Table of CONTENTS
--------------------------------------------------------------------------------

      USAA FAMILY OF FUNDS                                             2

      MESSAGE FROM THE PRESIDENT                                       4

      INVESTMENT OVERVIEW                                              7

      MANAGER'S COMMENTARY ON THE FUND                                12

      PORTFOLIO HIGHLIGHTS                                            17

      SHAREHOLDER VOTING RESULTS                                      18

      FINANCIAL INFORMATION

         Portfolio of Investments                                     21

         Notes to Portfolio of Investments                            37

         Statement of Assets and Liabilities                          39

         Statement of Operations                                      40

         Statements of Changes in Net Assets                          41

         Notes to Financial Statements                                42

2

USAA
--------------------------------------------------------------------------------
                                Family of FUNDS

For more complete information about the mutual funds managed and distributed by USAA Investment Management Company (USAA Investments), including charges and operating expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.

--------------------------------------------------------------------------------
          EQUITY                     MONEY MARKET                    INDEX
--------------------------------------------------------------------------------
    Aggressive Growth                Money Market          Extended Market Index
(CLOSED TO NEW INVESTORS)
                                Tax Exempt Money Market     Global Titans Index
     Capital Growth
                              Treasury Money Market Trust     Nasdaq-100 Index
    Emerging Markets
                                  State Money Market           S&P 500 Index
   First Start Growth
                              --------------------------------------------------
    Precious Metals                  TAXABLE BOND            ASSET ALLOCATION
      and Minerals            --------------------------------------------------
  (ON OCTOBER 1, 2001,
THE FUND'S NAME WAS CHANGED           GNMA Trust            Balanced Strategy
 FROM THE GOLD FUND TO
PRECIOUS METALS AND MINERALS.) High-Yield Opportunities    Cornerstone Strategy

        Growth                          Income           Growth and Tax Strategy

    Growth & Income             Intermediate-Term Bond       Growth Strategy

     Income Stock                   Short-Term Bond          Income Strategy

    International
                              ---------------------------
 Science & Technology               TAX-EXEMPT BOND
                              ---------------------------
   Small Cap Stock
                                      Long-Term
        Value
                                  Intermediate-Term
    World Growth
                                      Short-Term

                                  State Bond/Income
--------------------------------------------------------------------------------

NONDEPOSIT INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, USAA FEDERAL SAVINGS BANK, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE. - AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND. - CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS AVAILABLE TO RESIDENTS ONLY. - THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES. - FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY. - SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX. - 'S&P 500' IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR OUR USE. 'NASDAQ-100(R)', 'NASDAQ-100 INDEX(R)', AND 'NASDAQ(R)' ARE TRADEMARKS OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. 'DOW JONES' AND 'DOW JONES GLOBAL TITANS INDEX(SM)' ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THESE INDEX PRODUCTS ARE NOT SPONSORED, SOLD, OR PROMOTED BY THE TRADEMARK OR SERVICE MARK OWNERS, AND NEITHER THE TRADEMARK OR SERVICE MARK OWNERS NOR ANY OF THEIR SUBSIDIARIES OR AFFILIATES MAKE ANY REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THESE PRODUCTS. - INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THAT THEY ATTEMPT TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

IMPORTANT
--------------------------------------------------------------------------------
                                  INFORMATION

               Your annual and semiannual report mailings are streamlined as part of our ongoing efforts to reduce expenses and respond to shareholder requests. We develop mailing lists using criteria such as address, member number, and surname to send one report to each household instead of sending one report to each registered owner. This practice is designed to reduce duplicate copies for many shareholders and their families and save paper and postage costs to the Fund. If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to receive one report per registered account owner, you may request this in writing to:

               USAA INVESTMENT MANAGEMENT COMPANY

               Attn: Report Mail

               9800 Fredericksburg Road

               San Antonio, TX  78284-8916

               or phone a mutual fund representative at

               1-800-531-8448 during business hours


               THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA LONG-TERM FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY (USAA INVESTMENTS). IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUND.


               USAA with the eagle is registered in the U.S. Patent & Trademark Office. (C)2001, USAA. All rights reserved.

4

MESSAGE
--------------------------------------------------------------------------------
                               from the PRESIDENT

[Photograph of the President
and Vice Chairman of the Board,
Christopher W. Claus, appears here.]


                                              "THE QUICK RESPONSE OF

                                                 MONETARY AND FISCAL

                                             POLICYMAKERS IS ENCOURAGING..."

--------------------------------------------------------------------------------

               It was already difficult to predict the timing of an economic recovery before the September 11 attacks on America. Now, it's even tougher. History offers numerous examples of our economy's ability to recover and grow in the face of incredible obstacles. But right now, economists, financial experts, and investors alike are grappling with the question: When will the economy improve?

               The short-term picture is uncertain. September's events may weaken economic sectors that had remained strong during the slowdown earlier in the year. Most importantly, we could see a drop in consumer confidence--the key factor in our economy's stability.

               The consumer has some understandable fears. With corporations aggressively cutting both capital spending and employees, job security is a real concern. In addition, the American public

 ...CONTINUED
--------------------------------------------------------------------------------

               is uneasy about our nation's internal security. Until we know more about the outcome of the current geopolitical conflict, consumers may take a "wait and see" approach to spending.

               Faced with a decline in business activity and uncertainty about a consumer-led rebound, the Federal Reserve Board (the Fed) has cut short-term interest rates aggressively to stimulate the economy. The Fed will probably remain biased toward additional rate reductions until current world events play out and we start to see indicators of economic growth. And, at this writing, the current administration is considering a substantial economic stimulus package. The quick response of monetary and fiscal policymakers is encouraging for all of us who hope for a return to healthy levels of economic growth.

               We expect that the Fed will begin to raise short-term interest rates from their lowest levels in nearly 40 years once the economy shows solid signs of recovery.

               In the equity markets, we also hope to see better days at some point in the future. We all know that bear markets don't last forever, but the key question is: When will this market turn? We don't pretend to know the answer to this question. But I'd like to leave you with some information that may assist you in making informed investment decisions.

               A consensus estimate of S&P 500 earnings calls for an earnings bottom in the first quarter of 2002. Historically, the bear market has generally bottomed and a new bull market has begun well before earnings actually bottom by an average of about nine

6

 ...CONTINUED
--------------------------------------------------------------------------------
                               from the PRESIDENT


               months. The time span between this estimated earnings low and the current bear market low that was reached on September 21 (as indicated by the S&P 500 Index decline of 36.8%) is about six months. Although it is too early to conclude that the bear market is over, this historic trend may indicate that we could be closer to the end of the bear market than the beginning.

               USAA Investments is committed to providing you with commentary on the markets that may help you determine and plan your investment strategy in any market situation. Visit USAA Market Commentary on the Investments page at USAA.COM.

               We truly appreciate the opportunity to serve you. Thank you for your business.

               Sincerely,

               \s\ Christopher W .Claus

               Christopher W. Claus
               President and Vice Chairman of the Board







               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

               FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY (USAA INVESTMENTS), INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL FOR A PROSPECTUS. READ IT CAREFULLY BEFORE INVESTING.

               THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE S&P 500 INDEX.

INVESTMENT
--------------------------------------------------------------------------------
                                    OVERVIEW

USAA LONG-TERM FUND

OBJECTIVE
--------------------------------------------------------------------------------

               Interest income that is exempt from federal income tax.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

               Invests principally in investment-grade, tax-exempt securities with a dollar-weighted average portfolio maturity of 10 years or more.

--------------------------------------------------------------------------------
                                                   9/30/01          3/31/01
--------------------------------------------------------------------------------
Net Assets                                    $2,140.8 Million  $2,099.0 Million
Net Asset Value Per Share                           $13.43           $13.41
Tax-Exempt Dividends Per Share Last 12 Months       $0.723           $0.740
Capital Gain Distributions Per Share Last 12
  Months                                               -                -

--------------------------------------------------------------------------------
           SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD* AS OF 9/30/01
--------------------------------------------------------------------------------
                 3/31/01 TO 9/30/01         30-DAY SEC YIELD
                       2.86%**                    4.67%

*  CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

** TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
   SIX-MONTH RETURN IS CUMULATIVE.

               TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND CAPITAL GAIN
               DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

8

 ...CONTINUED
--------------------------------------------------------------------------------
                                    OVERVIEW

USAA LONG-TERM FUND


AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING SEPTEMBER 30, 2001

--------------------------------------------------------------------------------
              TOTAL RETURN         =    DIVIDEND RETURN    +     PRICE CHANGE
--------------------------------------------------------------------------------
  10 YEARS           6.55%         =         6.06%         +         0.49%
  5 YEARS            6.05%         =         5.79%         +         0.26%
  1 YEAR            10.18%         =         5.83%         +         4.35%



                      12-MONTH DIVIDEND YIELD COMPARISON

A chart in the form of a bar graph appears here illustrating the comparison of the 12-Month Dividend Yield of the USAA Long-Term Fund to the 12-Month Dividend Yield of the Lipper General Municipal Debt Funds Average from 9/30/92 to 9/30/01.

                   USAA LONG-TERM           LIPPER GENERAL MUNICIPAL
                        FUND                    DEBT FUNDS AVERAGE
                   --------------           ------------------------
09/30/1992              6.46%                         6.09%
09/30/1993              5.89%                         5.37%
09/30/1994              6.11%                         5.54%
09/30/1995              6.13%                         5.27%
09/30/1996              5.95%                         5.07%
09/30/1997              5.67%                         4.83%
09/30/1998              5.40%                         4.48%
09/30/1999              5.82%                         4.67%
09/30/2000              5.84%                         4.72%
09/30/2001              5.40%                         4.40%


          THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 9/30/92 TO 9/30/01.

 ...CONTINUED
--------------------------------------------------------------------------------


USAA LONG-TERM FUND


AVERAGE TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDING SEPTEMBER 30, 2001


A chart in the form of a bar graph appears here, illustrating the Annual Total Returns and Compounded Dividend Returns of the USAA Long-Term Fund for the 10-year period ending September 30, 2001.

TOTAL RETURN
---------------------
09/30/1992     10.99%
09/30/1993     12.77%
09/30/1994     -4.32%
09/30/1995      9.83%
09/30/1996      6.91%
09/30/1997     10.02%
09/30/1998      9.32%
09/30/1999     -3.23%
09/30/2000      4.60%
09/30/2001     10.18%

DIVIDEND RETURN
---------------------
09/30/1992      7.04%
09/30/1993      6.69%
09/30/1994      5.16%
09/30/1995      6.70%
09/30/1996      6.15%
09/30/1997      6.17%
09/30/1998      5.83%
09/30/1999      5.19%
09/30/2000      5.98%
09/30/2001      5.83%

CHANGE IN SHARE PRICE
---------------------
09/30/1992      3.95%
09/30/1993      6.08%
09/30/1994     -9.48%
09/30/1995      3.13%
09/30/1996      0.76%
09/30/1997      3.85%
09/30/1998      3.49%
09/30/1999     -8.42%
09/30/2000     -1.38%
09/30/2001      4.35%


DIVIDEND RETURN IS THE INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS. REFER TO PAGE 7 FOR THE TOTAL RETURN DEFINITION. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

10

 ...CONTINUED
--------------------------------------------------------------------------------
                                    OVERVIEW


USAA LONG-TERM FUND


                       CUMULATIVE PERFORMANCE COMPARISON

A chart in the form of a line graph appears here, comparing the cumulative performance of a $10,000 investment in the USAA Long-Term Fund, the Lehman Brothers Municipal Bond Index, the Lipper General Municipal Debt Funds Average, and the Lipper General Municipal Debt Funds Index. The data is for the period 9/30/1991 to 9/30/2001. The data points from the graph are as follows:

                             LEHMAN      LIPPER GENERAL    LIPPER GENERAL
                USAA        BROTHERS       MUNICIPAL         MUNICIPAL
             LONG-TERM      MUNICIPAL      DEBT FUNDS        DEBT FUNDS
                FUND       BOND INDEX       AVERAGE            INDEX
             ---------     ----------    --------------    --------------
09/30/91      $10,000        $10,000        $10,000           $10,000
03/31/92       10,387         10,366         10,359            10,362
09/30/92       11,099         11,045         11,036            11,049
03/31/93       11,681         11,664         11,685            11,722
09/30/93       12,516         12,453         12,493            12,528
03/31/94       11,957         11,934         11,922            11,974
09/30/94       11,975         12,149         12,047            12,099
03/31/95       12,562         12,821         12,687            12,750
09/30/95       13,152         13,507         13,252            13,327
03/31/96       13,552         13,896         13,629            13,719
09/30/96       14,062         14,323         14,036            14,120
03/31/97       14,434         14,653         14,323            14,411
09/30/97       15,471         15,614         15,276            15,382
03/31/98       16,171         16,223         15,865            15,994
09/30/98       16,914         16,975         16,565            16,693
03/31/99       16,976         17,229         16,671            16,811
09/30/99       16,368         16,857         16,087            16,264
03/31/00       16,474         17,215         16,298            16,487
09/30/00       17,121         17,898         16,871            17,075
03/31/01       18,342         19,095         17,954            18,184
09/30/01       18,864         19,759         18,517            18,751


DATA FROM 9/30/91 THROUGH 9/30/01.

 ...CONTINUED
--------------------------------------------------------------------------------


USAA LONG-TERM FUND

               The  graph on page 10  illustrates  the  comparison  of a $10,000
               investment   in  the  USAA   Long-Term   Fund  to  the  following
               benchmarks:

               - The broad-based Lehman Brothers Municipal Bond Index, an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman Index, because funds have expenses.

               - The Lipper General Municipal Debt Funds Average, an average performance level of all general municipal debt funds, reported by Lipper Analytical Services, Inc., an independent organization that monitors the performance of mutual funds.

               - The Lipper General Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper General Municipal Debt Funds category.

               There are distinct differences between the Lipper category average, referred to as the Lipper Average, and the Lipper Index. The Lipper Average includes all funds in existence for a specific period; the number fluctuates because of revisions for new funds, mergers, liquidations, etc. The Lipper Index typically includes a standard number of the largest mutual funds (usually 10 or 30) within its category.

12

MANAGER'S
--------------------------------------------------------------------------------
                             COMMENTARY on the Fund



[Photograph of the Portfolio
 Manager appears here.]
                                          Robert R. Pariseau, CFA



--------------------------------------------------------------------------------

HOW DID THE USAA LONG-TERM FUND PERFORM?

               For the first six months of its fiscal year, your Fund provided a total return of 2.86%, compared to an average of 3.07% for the 282 funds in the Lipper General Municipal Debt Funds category. During this period, the Fund's share price increased 2 cents, or 0.15%, to $13.43. As of September 30, 2001, the Fund's tax-exempt distributions over the preceding 12 months provided a dividend yield of 5.40%, well above the 4.40% Lipper category average yield.




               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

               THE  12-MONTH  DIVIDEND  YIELD IS  COMPUTED  BY  DIVIDING  INCOME
               DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS.

               REFER TO PAGE 11 FOR THE LIPPER AVERAGE DEFINITION.

 ...CONTINUED
--------------------------------------------------------------------------------

WHAT ECONOMIC CONDITIONS AFFECTED THE MARKET DURING THIS PERIOD?

               As we go to press, the nation and our economy remain in shock from the events of September 11. Although we clearly face challenges ahead, I believe that the attack has unified our nation with a sense of purpose and community not witnessed since December 1941. My thoughts and prayers are with all the Americans and our allies who go in harm's way. May those who have suffered find peace.

               Since early 2001, the Federal Reserve Board (the Fed) has aggressively cut short-term interest rates to stimulate the economy. Long-term interest rates changed relatively little until last summer. By then, the bond market's expectations for a quick economic recovery had faded. The attack on September 11 affected consumer confidence and may have tipped the U.S. economy into recession. The Fed reduced short-term rates by an additional 1.00% within weeks of the attack, lowering the federal funds rate to a 39-year low of 2.50%.

               During the six months ending September 30, 2001, the yield on AAA-rated general obligation municipal 20-year bonds fell only 0.07% to 4.90%. The yield on similarly rated five-year maturity municipals fell 0.44% to 3.31%.

14

 ...CONTINUED
--------------------------------------------------------------------------------
                             COMMENTARY on the Fund

WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING DURING THE PERIOD?

               My goal is to produce a high level of tax-exempt income with the best after-tax total return over a three- to five-year investment horizon. The Fund remains fully invested in long-term, investment-grade municipal bonds with an income orientation. Municipal bonds maturing in 10 years or longer usually yield more than shorter bonds of the same credit quality. However, longer-maturity bonds are more sensitive to changes in interest rates than shorter-maturity bonds.

               The Fund holds a well-diversified portfolio supported by thoughtful credit analysis. Understanding how different issuers may be affected by the same credit event is critical to achieving effective diversification. Since assuming management of the Fund in late 1999, I have increased the number of credit-enhanced bonds and raised overall credit quality while reducing the size and number of industrial development revenue bonds. We will closely monitor those specific credit issues, ballot initiatives, and litigation that could potentially affect the value of your holdings.

               Like any buyer, I seek value. We define value at USAA as a combination of:

                  - STRUCTURE (coupon, maturity, call features, sinking
                    funds, etc.)
                  - LIQUIDITY (ability to quickly sell the bond and receive
                    the price you expect)
                  - CREDIT QUALITY (strength and stability of the issuer)
                  - YIELD (The bond may otherwise be a great fit, but if the yield is too low, it's overpriced.)

 ...CONTINUED
--------------------------------------------------------------------------------


               Our shareholders have made it clear that they do not want the income from their USAA tax-exempt funds to be subject to the alternative minimum tax (AMT). Consequently, since their inception, none of the USAA tax-exempt funds has distributed income that was subject to the AMT for individual taxpayers. Looking ahead, we have no intention of purchasing municipal bonds that are subject to the AMT. Of course, we would certainly advise our shareholders should any change in the federal tax code compel us to reconsider our position.

WHAT IS THE OUTLOOK?

               Currently, long-term interest rates remain very high relative to short-term rates. This steep yield curve reflects bond market fears that the combination of increased government spending and low short-term interest rates may overstimulate the economy and lead to higher inflation.

               Typically, longer-maturity municipal bonds will reward investors with much higher income. Over time, income usually provides the vast majority of a bond's total return. However, the current market presents opportunities to shorten the portfolio's average maturity by reinvesting in the 12-year to 20-year range at attractive yields. I believe this maturity range presents the best total return potential. Attractive tax equivalent yields and investors' desires for portfolio diversification should continue to stimulate demand for municipal bonds. Assuming inflation remains reasonably stable, the economic outlook seems to favor bonds.

16

 ...CONTINUED
--------------------------------------------------------------------------------
                             COMMENTARY on the Fund


               Speaking for myself and our team of analysts and traders, we feel honored by your trust in our stewardship of your hard-earned income. Thank you for allowing us the opportunity to serve you.

               The table below compares the yield of the USAA Long-Term Fund with a taxable equivalent investment.

--------------------------------------------------------------------------------
TAXABLE EQUIVALENT YIELDS
--------------------------------------------------------------------------------
To match the USAA Long-Term Fund's closing 30-day SEC yield of 4.67%
and assuming a marginal federal tax rate of:  27.50%   30.50%   35.50%   39.10%

A FULLY TAXABLE INVESTMENT MUST PAY:           6.43%    6.71%    7.23%    7.66%


               The table is based on a  hypothetical  investment  calculated for
               illustrative   purposes   only.   It  is  not  an  indication  of
               performance for any of the USAA family of funds.




               SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR TO THE FEDERAL ALTERNATIVE MINIMUM TAX.

PORTFOLIO
--------------------------------------------------------------------------------
                                   HIGHLIGHTS


                              PORTFOLIO RATINGS MIX
                                     9/30/01

A pie chart is shown here depicting the Portfolio Ratings Mix as of September 30, 2001 of the USAA Long-Term Fund to be:

AAA - 44%; AA - 17%; A - 16%; BBB - 16%; BB - 1%; B - 2%; and Cash Equivalents - 4%.


               The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Rating Services, or Fitch, Inc. Unrated securities that have been determined by USAA IMCO to be of equivalent investment quality to categories AAA and BBB account for 0.60% and 2.00%, respectively, of the Fund's investments and are included in their appropriate categories above.



               YOU WILL FIND A LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 21-36.

18

SHAREHOLDER
--------------------------------------------------------------------------------
                                 Voting RESULTS


               On July 20, 2001, a special meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. Shareholders of record on May 25, 2001, were entitled to vote on each proposal shown below. All proposals were approved by the shareholders.

               The following proposals and voting results pertain to one or more series within USAA Tax Exempt Fund, Inc. (the Company). Votes shown for Proposal 1 are for the entire series of the Company. Votes shown for Proposals 2A through 2D and Proposal 4 are for the USAA Long-Term Fund, a series of the Company.



PROPOSAL 1
--------------------------------------------------------------------------------

               Proposal to elect Directors as follows:


                                                                      VOTES
               DIRECTORS                    VOTES FOR                 WITHHELD
               -----------------------------------------------------------------

               Robert G. Davis              1,842,731,201             33,320,138

               Christopher W. Claus         1,842,731,201             33,320,138

               David G. Peebles             1,842,731,201             33,320,138

               Michael F. Reimherr          1,842,731,201             33,320,138

               Richard A. Zucker            1,842,731,201             33,320,138

               Barbara B. Dreeben           1,842,731,201             33,320,138

               Robert L. Mason, Ph.D.       1,842,731,201             33,320,138

               Laura T. Starks, Ph.D.       1,842,731,201             33,320,138

 ...CONTINUED
--------------------------------------------------------------------------------


PROPOSAL 2A
--------------------------------------------------------------------------------

               Proposal to approve the elimination of the investment restriction regarding investments in a single issuer.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                 88,935,511      6,378,394      1,739,368         551,212


PROPOSAL 2B
--------------------------------------------------------------------------------

               Proposal to approve the elimination of the investment restriction
               regarding  the  purchase  of   securities  of  other   investment
               companies.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                 89,596,690      5,702,695      1,753,887         551,213


PROPOSAL 2C
--------------------------------------------------------------------------------

               Proposal to approve the amendment of the investment restriction regarding the issuance of senior securities.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                 88,566,766      6,406,493      2,080,014         551,212

20

 ...CONTINUED
--------------------------------------------------------------------------------
                                 Voting RESULTS


PROPOSAL 2D
--------------------------------------------------------------------------------

               Proposal to approve the amendment of the investment restriction regarding the purchase or sale of commodities.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                 85,840,360      9,598,858      1,614,055         551,212


PROPOSAL 4
--------------------------------------------------------------------------------

               Proposal to approve a new advisory agreement with USAA Investment Management Company.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                 91,088,584      4,082,650      1,882,039         551,212

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS


USAA LONG-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)


CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

          FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

          PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

          VARIABLE-RATE DEMAND NOTES (VRDN) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is generally adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions.

          CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

          (ETM)     Escrowed to final maturity.
          (PRE)     Prerefunded to a date prior to maturity.
          (LOC)     Enhanced by a bank letter of credit.
          (LIQ)     Enhanced by a bank or nonbank liquidity agreement.
          (NBGA)    Enhanced by a nonbank guarantee agreement.
          (INS)     Scheduled principal and interest payments are insured by:
                    (1)  MBIA, Inc.
                    (2)  AMBAC Financial Group, Inc.
                    (3)  Financial Guaranty Insurance Co.
                    (4)  Financial Security Assurance Holdings Ltd.
                    (5)  Asset Guaranty Insurance Co.
                    (6)  ACA Financial Guaranty Corp.

22

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)


USAA LONG-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)


PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

     COP      Certificate of Participation
     GO       General Obligation
     IDA      Industrial Development Authority/Agency
     IDB      Industrial Development Board
     IDC      Industrial Development Corp.
     IDRB     Industrial Development Revenue Bond
     ISD      Independent School District
     MTA      Metropolitan Transportation Authority
     PCRB     Pollution Control Revenue Bond
     RB       Revenue Bond
     SFH      Single-Family Housing
     STO      Special Tax Obligation

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)


USAA LONG-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)


PRINCIPAL                                         COUPON       FINAL      MARKET
   AMOUNT   SECURITY                                RATE    MATURITY       VALUE
--------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (95.9%)
            ALABAMA (3.0%)
  $ 8,000   Courtland IDRB, Series 1994             5.90%  2/01/2017  $    8,082
            Parks System Improvement Corp. GO,
    7,670     Series 2001C                          5.00   6/01/2020       7,619
    7,805     Series 2001C                          5.00   6/01/2021       7,722
   10,250   Prattville IDB RB, Series 1998          5.30   9/01/2028       9,582
            Public School and College RB,
   15,000    Series 1999A (INS)2                    5.50   9/01/2029      15,485
    4,140    Series 2001A                           5.00   2/01/2020       4,113
   10,000   Univ. of Alabama at Birmingham Hospital
              RB, Series 2000A (INS)1               5.88   9/01/2031      10,649

            ALASKA (0.2%)
    4,095   Municipality of Anchorage GO, Series A
              (INS)3                                5.00   6/01/2019       4,078

            CALIFORNIA (0.0%)G
            ABC Unified School District GO,
    2,720     Series C (INS)3,a                     5.58   8/01/2031         554
    2,000     Series C (INS)3,a                     5.59   8/01/2032         384

            COLORADO (2.4%)
   11,000   Denver City and County COP,
              Series 2000B (INS)2                   5.50  12/01/2025      11,447
            Denver Health and Hospital Auth. RB,
    9,500     Series 1998A                          5.38  12/01/2028       8,804
    1,000     Series 2001A                          6.00  12/01/2023       1,011
    1,650     Series 2001A                          6.00  12/01/2031       1,664
            Health Facilities Auth. Hospital RB,
   12,900     Series 1993 (Rocky Mountain Adventist
              Healthcare)                           6.63   2/01/2013      13,363
      800     Series 1993 (Rocky Mountain Adventist
              Healthcare) (PRE)                     6.63   2/01/2013         859
   11,480   Summit County Sports Facilities RB,
              Series 1990                           7.88   9/01/2008      13,820

24

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)

USAA LONG-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)


PRINCIPAL                                         COUPON       FINAL      MARKET
   AMOUNT   SECURITY                                RATE    MATURITY       VALUE
--------------------------------------------------------------------------------
            CONNECTICUT (3.2%)
  $62,950   Mashantucket (Western) Pequot Tribe RB,
              Series 1997Bc                         5.75%  9/01/2027  $   60,866
            Transportation Infrastructure STO,
    2,115     Series A (INS)4,d                     5.38  10/01/2016       2,246
    1,600     Series A (INS)4,d                     5.38  10/01/2017       1,688
    4,000     Series B (INS)4,d                     5.38  10/01/2015       4,281

            DISTRICT OF COLUMBIA (4.5%)
   24,700   Convention Center Auth. RB, Series 1998
              (INS)2                                4.75  10/01/2028      22,847
            District of Columbia GO,
   52,900    Series 1999A (INS)1                    5.50   6/01/2029      54,435
   10,790    Series 2001B (INS)3                    5.13   6/01/2024      10,663
    8,000   Hospital RB, Series 1992B (PRE)         7.00   8/15/2015       8,506

            FLORIDA (1.6%)
            Board of Education Public Education GO,
   15,665     Series 1998E (NBGA)                   5.63   6/01/2025      16,463
    7,000     Series 1998E (NBGA)                   5.63   6/01/2029       7,334
            Broward County GO,
    2,500     Series 2001A                          5.25   1/01/2019       2,569
    2,500     Series 2001A                          5.25   1/01/2020       2,560
    4,000   Broward County School Board COP,
              Series 2001A (INS)4                   5.00   7/01/2022       3,967
    2,230   Miami-Dade County Expressway Auth. RB,
              Series 2001A (INS)3                   5.00   7/01/2021       2,223

            GEORGIA (2.3%)
   12,000   Fayette County Public Facilities Auth.
              RB, Series 2000                       5.88   6/01/2028      13,763
    8,000   Henry County Water and Sewage Auth. RB,
              Series 2000 (INS)3                    5.63   2/01/2030       8,398
            Private Colleges and University Auth.
              RB,
    5,000     Series 1999A                          5.50  11/01/2025       5,182
   10,750     Series 1999A                          5.50  11/01/2031      11,111
   10,000   Savannah Economic Development Auth.
              PCRB, Series 1995                     6.15   3/01/2017      10,627

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)

USAA LONG-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL                                         COUPON       FINAL      MARKET
   AMOUNT   SECURITY                                RATE    MATURITY       VALUE
--------------------------------------------------------------------------------
            HAWAII (0.6%)
  $ 5,725   State GO, Series 2001CV (INS)3          5.00%  8/01/2020  $    5,652
    7,330   State Highway RB, Series 1998           5.50   7/01/2018       7,929

            IDAHO (0.8%)
   17,400   Nez Perce County PCRB, Series 1996      6.00  10/01/2024      16,648

            ILLINOIS (7.9%)
            Chicago-O'Hare International Airport RB,
   13,725     Series 1994                           8.20  12/01/2024      13,422
    3,445     Series 2001B (INS)2                   5.13   1/01/2020       3,425
    3,060     Series 2001B (INS)2                   5.13   1/01/2021       3,023
            Health Facilities Auth. RB,
    9,980     Series 1985A                          5.50   8/01/2020      10,349
   17,775     Series 1992                           7.00   1/01/2015      10,765
    7,000     Series 1998                           5.25   9/01/2024       6,486
    5,030     Series 2000                           6.85  11/15/2029       5,488
    8,500     Series 2001B (INS)4                   5.13   2/15/2025       8,363
   13,850   Quincy Hospital RB, Series 1993         6.00  11/15/2018      14,130
            Regional Transportation Auth. GO,
   10,980     Series 1994C (PRE)(INS)3              7.10   6/01/2025      12,420
   23,980     Series 1999 (INS)4                    5.75   6/01/2020      26,656
   37,550   Regional Transportation Auth. RB,
              Series 2000A (INS)1                   6.50   7/01/2030      46,256
    4,555   State Sales Tax RB, First Series 2001   5.13   6/15/2019       4,586
    2,725   Univ. of Illinois Auxiliary System RB,
              Series 2001A (INS)2                   5.00   8/15/2021       2,663

            INDIANA (4.7%)
            Bond Bank State Revolving Fund RB,
   10,440     Series 2000A                          5.50   8/01/2021      10,829
   11,015     Series 2000A                          5.50   8/01/2022      11,399
   22,590     Series 2000B                          5.00   8/01/2023      22,133
    3,520   Hamilton Heights School Building Corp.
              RB, Series 2001 (INS)2                5.00   1/15/2019       3,481
   97,710   Health Facility Financing Auth. RB,
              Series 1992Ca                         7.88   7/01/2023      16,611
   21,750   Indianapolis Airport Facility RB,
              Series 1994                           6.80   4/01/2017      22,638
    7,500   St. Joseph County Hospital Auth. RB,
              Series 2000 (INS)2                    5.63   8/15/2033       7,725

26

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)

USAA LONG-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL                                         COUPON       FINAL      MARKET
   AMOUNT   SECURITY                                RATE    MATURITY       VALUE
--------------------------------------------------------------------------------
  $ 5,000   Transportation Finance Auth. Highway
              RB, Series 2000                       5.38% 12/01/2025  $    5,083

            IOWA (0.3%)
            Finance Auth. HealthCare RB,
    1,000     Series 2001 (INS)4                    5.25   5/15/2021       1,006
    3,495     Series 2001 (INS)4                    5.25   5/15/2026       3,496
    2,000     Series 2001 (INS)4                    5.25   5/15/2031       1,992

            KENTUCKY (0.2%)
    5,000   Commonwealth State Property & Buildings
              Commission RB, (INS)1,d               5.38  10/01/2016       5,261

            LOUISIANA (1.8%)
   25,730   Lake Charles Harbor and Terminal
              District RB, Series 1995Ae            7.75   8/15/2022      27,463
   11,015   St. Tammany Parish Hospital Service
              District Number 1 RB, Series 1998
              (INS)6                                5.00   7/01/2022      10,383

            MAINE (1.4%)
   27,750   State Turnpike Auth. RB,
              Series 2000 (INS)3                    5.75   7/01/2028      29,578

            MASSACHUSETTS (1.8%)
   15,875   Development Finance Agency RB,
              Series 1999P                          5.45   5/15/2059      15,805
    5,000   Health and Education Facilities Auth.
              RB, Series 2000A (INS)3               5.88  10/01/2029       5,405
   16,000   Water Resources Auth. RB,
              Series 2000A (INS)3                   5.75   8/01/2030      17,075

            MICHIGAN (5.4%)
    7,000   Anchor Bay School District GO (NBGA)    5.00   5/01/2021       6,918
    9,900   Battle Creek Downtown Development Auth.
              Development Bonds, Series 1994 (PRE)  7.60   5/01/2016      11,271
   13,005   Dickinson County Economic Development
              Corp. PCRB, Series 1993               5.85  10/01/2018      13,236
            Hospital Finance Auth. RB,
   15,500     Series 1995A (PRE)                    7.50  10/01/2027      18,112
   43,000     Series 1999A                          6.13  11/15/2026      45,491

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)

USAA LONG-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)


PRINCIPAL                                         COUPON       FINAL      MARKET
   AMOUNT   SECURITY                                RATE    MATURITY       VALUE
--------------------------------------------------------------------------------
  $ 6,500   Job Development Auth. RB, Series 1990A
              (NBGA)                                8.00% 12/01/2013  $    6,615
   10,000   Municipal Auth. RB, Series 1999         5.50  10/01/2021      10,444
    4,500   Novi School District GO, Series 2001
              (NBGA)                                5.13   5/01/2022       4,506

            MINNESOTA (2.3%)
   46,565   St. Paul Housing and Redevelopment
              Auth. Hospital RB, Series 1993A       6.63  11/01/2017      39,556
   14,775   Washington County Housing and
              Redevelopment Auth. RB, Series 1998   5.50  11/15/2027       9,904

            MISSISSIPPI (0.1%)
    2,520   Hospital Equipment and Facilities Auth.
              RB, Series 2000 (INS)4                5.50   1/01/2027       2,586

            MISSOURI (0.5%)
    5,000   Health and Educational Facilities RB,
              Series 1996A                          6.38   2/01/2027       5,103
    5,000   St. Louis Airport RB,
               Series 2001A (INS)1                  5.00   7/01/2026       4,926

            MONTANA (0.2%)
    7,410   Lewis and Clark County Environmental RB,
              Series 1998                           5.60   1/01/2027       4,876

            NEBRASKA (1.8%)
    9,695   Douglas County School District GO,
              Series 2001B                          5.00  12/15/2021       9,676
    2,500   Lancaster County Hospital Auth. Number
              1 RB, Series 2001A (INS)2             5.00   6/01/2019       2,489
            Platte County Hospital Auth. Number 1
              Hospital RB,
    4,500     Series 2000 (INS)5                    6.10   5/01/2025       4,814
    6,500     Series 2000 (INS)5                    6.15   5/01/2030       6,962
   14,500   Scotts Bluff County Hospital Auth.
              Number 1 RB, Series 1998              5.25  11/15/2028      14,043

            NEVADA (4.8%)
   19,000   Clark County Economic Development RB,
              Series 1999                           5.50   5/15/2029      19,246

28

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)

USAA LONG-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)


PRINCIPAL                                         COUPON       FINAL      MARKET
   AMOUNT   SECURITY                                RATE    MATURITY       VALUE
--------------------------------------------------------------------------------
  $21,000   Clark County GO, Series 2000 (INS)1     5.50%  7/01/2025  $   21,698
   11,570   Clark County School District GO,
              Series 2001D (INS)3                   5.25   6/15/2019      11,874
   15,650   Humboldt County PCRB, Series 1984       8.30  12/01/2014      17,721
   14,180   Truckee Meadows Water Auth. RB,
              Series 2001A (INS)4                   5.13   7/01/2020      14,245
            Washoe County GO,
    3,505     Series 2001A (INS)3                   5.00   7/01/2021       3,425
    5,875     Series 2001A (INS)3                   5.00   7/01/2022       5,730
    8,245     Series 2001A (INS)3                   5.00   7/01/2023       8,026

            NEW HAMPSHIRE (0.2%)
    3,475   Health and Education Facilities Auth.
              RB, Series 2001 (INS)2                5.00   7/01/2022       3,420

            NEW JERSEY (3.0%)
   15,000   Camden County Improvement Auth. RB,
              Series 1997                           6.00   2/15/2027      11,588
   50,000   Turnpike Auth. RB, Series 2000A         5.50   1/01/2027      51,790

            NEW MEXICO (0.8%)
   16,000   Chaves County Hospital RB (PRE)         7.25  12/01/2022      17,209

            NEW YORK (13.0%)
            Dormitory Auth. RB,
   21,500     Series 1996B (Mental Health Services) 6.00   8/15/2016      24,628
    5,010     Series 2000A (Rochester University),
              5.95%/5.95%, 7/1/10 (INS)1,f          5.95   7/01/2020       3,320
    5,690     Series 2000A (Rochester University),
              6.00%/6.00%, 7/1/10 (INS)1,f          6.00   7/01/2022       3,771
    3,210     Series 2000A (Rochester University),
              6.05%/6.05%, 7/1/10 (INS)1,f          6.05   7/01/2024       2,127
    6,310     Series 2000B (State University of
                New York)                           5.38   5/15/2018       6,537
    8,655     Series 2000B (State University of
                New York)                           5.38   5/15/2019       8,923
    9,120     Series 2000B (State University of
                New York)                           5.38   5/15/2020       9,388
   10,910   Dutchess County IDA Civic Facility RB,
              Series 2000                           5.75   8/01/2030      11,414
            Environmental Facilities Corp. RB,
    4,000     Series 2001C                          5.00   6/15/2021       4,017
    3,580     Series 2001C                          5.00   6/15/2023       3,581

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)

USAA LONG-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)


PRINCIPAL                                         COUPON       FINAL      MARKET
   AMOUNT   SECURITY                                RATE    MATURITY       VALUE
--------------------------------------------------------------------------------
  $14,000   Long Island Power Auth. Electric
              Systems RB, Series 2000A (INS)4,a     5.94%  6/01/2021  $    5,094
            New York City GO,
   50,000     Series 1995B (PRE)e                   7.25   8/15/2019      57,002
    1,415     Series 1997I (PRE)                    6.25   4/15/2027       1,637
   11,650     Series 1997I                          6.25   4/15/2027      12,489
    8,800     Series 2000A                          6.00   5/15/2020       9,574
   10,700     Series 2000A                          5.50   5/15/2024      11,007
   22,740     Series 2001E                          5.75   5/15/2030      23,876
            New York City Municipal Water Finance
              Auth. RB,
   30,000     Series 1998Da                         5.08   6/15/2020      11,398
   11,000     Series 1999A                          5.75   6/15/2030      11,621
    4,975     Series 2000B (PRE)                    6.00   6/15/2033       5,834
    3,025     Series 2000B                          6.00   6/15/2033       3,499
    6,850   New York City Transit Auth. MTA COP,
              Series 2000A (INS)2                   5.88   1/01/2030       7,374
            New York City Transitional Finance
              Auth. RB,
    4,000     Series 1999C                          5.50   5/01/2025       4,143
   16,140     Series 2000C                          5.50  11/01/2029      16,709
    5,000     Series 2001A                          5.38   2/15/2022       5,144
   14,625   Port Auth. of New York and New Jersey
              RB, Eighty-Fifth Series               5.38   3/01/2028      14,846

            NORTH CAROLINA (1.2%)
            Charlotte Water and Sewer Systems RB,
    7,815     Series 2001                           5.00   6/01/2020       7,850
    4,265     Series 2001                           5.00   6/01/2021       4,273
   12,875   Housing Finance Agency RB, Series
              1991R                                 6.95   9/01/2023      13,203

            NORTH DAKOTA (0.4%)
    7,250   Fargo Health System RB,
              Series 2000A (INS)4                   5.63   6/01/2031       7,512

            OHIO (0.3%)
    7,325   Lorain County Health Care Facilities
              RB, Series 1998A                      5.25   2/01/2021       6,434

30

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)

USAA LONG-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)


PRINCIPAL                                         COUPON       FINAL      MARKET
   AMOUNT   SECURITY                                RATE    MATURITY       VALUE
--------------------------------------------------------------------------------
            OKLAHOMA (0.1%)
  $ 2,395   Okmulgee Public Works Auth. RB,
              Series 2001A (INS)1                   5.00%  8/01/2021  $    2,358

            PENNSYLVANIA (0.8%)
            Montgomery County IDA RB,
    5,000     Series 1996A                          5.88  11/15/2022       5,055
    6,000     Series 1996B                          5.75  11/15/2017       6,082
   31,755   Pittsburgh Water and Sewer Auth. RB,
              Series 1998B (INS)3,a                 5.42   9/01/2029       6,941

            PUERTO RICO (0.6%)
   14,435   Highway and Transportation Auth. RB,
              Series 1998A                          4.75   7/01/2038      13,497

            RHODE ISLAND (1.2%)
   25,000   Housing and Mortgage Finance Corp. SFH
              RB, Series 15-A                       6.85  10/01/2024      26,193

            SOUTH CAROLINA (0.3%)
            Jobs Economic Development Auth. RB,
    2,300     Series 2001 (INS)5                    5.25   2/01/2021       2,271
    3,750     Series 2001 (INS)5                    5.38   2/01/2026       3,720

            TENNESSEE (0.0%)G
      875   Springfield Health and Educational
              Facilities Board RB, Series 1998      5.38   8/01/2024         781

            TEXAS (16.1%)
    7,500   Water Development Board RB, Series
              1997B                                 5.00   7/15/2019       7,460
            Alamo Community College District RB,
    2,050     Series 2001 (INS)4                    5.00  11/01/2021       2,010
    2,175     Series 2001 (INS)4                    5.00  11/01/2022       2,129
    1,925     Series 2001 (INS)4                    5.00  11/01/2023       1,881
    4,130   Aldine ISD GO, Series 2001 (NBGA)       5.00   2/15/2022       4,045
    8,380   Arlington ISD GO, Series 1998 (NBGA)    4.75   2/15/2021       7,937
    5,000   Austin Higher Education Auth. RB,
              Series 1998                           5.25   8/01/2023       4,750
            Austin Public Improvements GO,
    6,255     Series 2001d                          5.13   9/01/2019       6,294
    6,585     Series 2001d                          5.13   9/01/2020       6,600
    6,930     Series 2001d                          5.13   9/01/2021       6,922

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)


USAA LONG-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL                                         COUPON       FINAL      MARKET
   AMOUNT   SECURITY                                RATE    MATURITY       VALUE
--------------------------------------------------------------------------------
  $19,500   Bell County Health Facilities
              Development Corp. RB, Series 1989
              (ETM)                                 6.50%  7/01/2019  $   23,287
    5,000   Corpus Christi GO, Series 2001A (INS)4  5.00   3/01/2021       4,905
   22,195   Dallas Area Rapid Transit RB,
              Series 2001 (INS)2                    5.00  12/01/2026      21,681
   10,420   Edinburg Consolidated ISD GO,
              Series 2000 (NBGA)                    5.50   2/15/2030      10,711
            Fort Bend ISD Bonds,
    4,750     Series 1999 (NBGA)                    5.38   2/15/2024       4,828
    7,975     Series 2000 (NBGA)                    5.00   8/15/2025       7,795
   12,500   Harris County Health Facilities RB,
              Series 1992 (PRE)                     7.13   6/01/2015      13,164
   19,700   Harris County IDC RB, Series 1992e      6.95   2/01/2022      20,176
   20,000   Houston Water and Sewer Systems RB,
              Series 1998A, B (INS)4,a              5.83  12/01/2023       6,031
   10,425   Lower Colorado River Auth. RB,
              Series 2001 (INS)4                    5.00   5/15/2026      10,186
    8,930   Mansfield ISD GO (NBGA)                 5.00   2/15/2023       8,729
            Midlothian Development Auth. Tax
              Increment Contract RB,
    8,000     Series 1999                           6.70  11/15/2023       7,623
   14,000     Series 2001                           7.88  11/15/2021      14,797
    6,780   Northside ISD GO, Series 2001 (NBGA)    5.13   2/15/2022       6,747
   10,000   Plano ISD GO, Series 2001 (NBGA)        5.00   2/15/2020       9,875
   14,500   Port of Corpus Christi IDC PCRB,
              Series 1997A                          5.45   4/01/2027      13,591
    5,595   Schertz-Cibolo-Universal City ISD GO,
              Series 2001 (NBGA)                    5.00   8/01/2023       5,446
   19,135   Southwest Higher Education Auth. RB,
              Series 1999A                          5.00  10/01/2029      18,129
            Spring Branch ISD GO,
    3,195     Series 2001 (NBGA)                    5.13   2/01/2019       3,211
   10,160     Series 2001 (NBGA)                    5.13   2/01/2022      10,110
    4,750   Spring ISD GO, Series 2001 (NBGA)       5.00   8/15/2022       4,650
   20,000   State Veteran's Land Board GO,
              Series 2000b                          7.15  11/15/2032      20,285
    4,435   Texas A&M University Board of Regents
              GO, Series 2001B                      5.00   5/15/2021       4,356
    6,420   Travis County Health Facilities
              Development Corp. RB,
              Series 1999A (INS)2                   5.88  11/15/2024       6,767

32

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)

USAA LONG-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)


PRINCIPAL                                         COUPON       FINAL      MARKET
   AMOUNT   SECURITY                                RATE    MATURITY       VALUE
--------------------------------------------------------------------------------
            Tyler Health Facilities Development
              Corp. Hospital RB,
  $ 4,700     Series 1993A                          6.75% 11/01/2025  $    3,773
   10,300     Series 1993B                          6.75  11/01/2025       8,353
            Univ. of Texas RB,
    5,000     Series 2001Bd                         5.38   8/15/2017       5,202
    9,500     Series 2001Bd                         5.38   8/15/2019       9,778
    7,420   Weatherford ISD GO, Series 2001,
              5.45%/5.45%, 8/15/02, (NBGA)f         5.45   2/15/2030       7,174
    3,000   Wichita Falls Water and Sewer Systems
              RB, Series 2001 (INS)2,d              5.38   8/01/2024       3,062

            UTAH (1.1%)
    7,150   Nebo School District GO,
              Series 2000 (NBGA)                    5.50   7/01/2020       7,470
    8,000   Salt Lake County Hospital RB,
              Series 2001 (INS)2                    5.13   2/15/2033       7,816
            Univ. of Utah Hospital RB,
    3,595     Series 2001 (INS)1                    5.00   8/01/2019       3,555
    3,780     Series 2001 (INS)1                    5.00   8/01/2020       3,728
    1,000     Series 2001 (INS)1                    5.00   8/01/2021         983

            VIRGINIA (1.4%)
    6,340   Commonwealth Transportation Board RB,
              Series 1999B                          5.50   5/15/2020       6,634
   21,950   Peninsula Ports Auth. RB, Series 1992
              (NBGA)e                               7.38   6/01/2020      22,582

            WASHINGTON (1.9%)
    7,665   Health Care Facilities Auth. RB,
              Series 2001A (INS)1                   5.25  10/01/2021       7,692
    5,000   Housing Finance Commission RB,
              Series 1999 (INS)5                    6.00   7/01/2029       5,274
   12,295   King County Hospital District Number 1
              GO, Series 2001 (INS)4                5.00  12/01/2021      11,982
            Snohomish County GO,
    9,830     Series 2001 (INS)1                    5.13  12/01/2021       9,794
    6,760     Series 2001 (INS)1                    5.13  12/01/2022       6,708

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)

USAA LONG-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)


PRINCIPAL                                         COUPON       FINAL      MARKET
   AMOUNT   SECURITY                                RATE    MATURITY       VALUE
--------------------------------------------------------------------------------
            WEST VIRGINIA (0.6%)
  $12,500   Water Development Auth. RB,
              Series 1991A (INS)4                   7.00% 11/01/2025  $   12,800

            WISCONSIN (1.1%)
            Health and Education Facilities Auth.
              RB,
      865     Series 2001                           5.50   7/01/2012         895
      910     Series 2001                           5.65   7/01/2013         943
      965     Series 2001                           5.75   7/01/2014         999
    1,000     Series 2001                           6.00   7/01/2021       1,031
    5,250     Series 2001                           5.38  10/01/2021       5,149
    1,000     Series 2001                           6.00   7/01/2030       1,023
    5,000   State GO, Series 1 2001 (INS)1,d        5.50   5/01/2015       5,496
    8,000   Univ. of Wisconsin Hospitals and
              Clinics Auth. RB, Series 2000 (INS)4  6.20   4/01/2029       8,767
--------------------------------------------------------------------------------
            Total fixed-rate instruments (cost: $1,982,630)            2,052,983
--------------------------------------------------------------------------------
            PUT BONDS (1.2%)
            DISTRICT OF COLUMBIA (0.9%)
            MedStar Health RB,
   15,000     Series 2001B                          6.63   8/15/2031      15,710
    3,500     Series 2001C                          6.80   8/15/2031       3,710

            MICHIGAN (0.3%)
    5,500   Strategic Fund PCRB, Series 1995CC
              (Detroit Edison Company) (INS)2       4.85   9/01/2030       5,722
--------------------------------------------------------------------------------
            Total put bonds (cost: $24,220)                               25,142
--------------------------------------------------------------------------------
            VARIABLE-RATE DEMAND NOTES (3.9%)
            CALIFORNIA (0.0%)G
      900   Rancho Mirage Joint Powers Financing
              Auth. RB, Series 2001B (LOC)          2.60   1/01/2026         900

            FLORIDA (0.3%)
    1,800   Hillsborough County IDA PCRB,
              Series 1992                           2.75   5/15/2018       1,800

34

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)

USAA LONG-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)


PRINCIPAL                                         COUPON       FINAL      MARKET
   AMOUNT   SECURITY                                RATE    MATURITY       VALUE
--------------------------------------------------------------------------------
   $  400   Jacksonville Health Facilities Auth.
              Hospital RB, Series 1996 (LOC)        2.75%  5/01/2021  $      400
    3,600   Jacksonville PCRB, Series 1995          2.75   5/01/2029       3,600

            GEORGIA (0.3%)
    4,100   Fulton County Residential Care
              Facilities RB, Series 1996 (LOC)      2.75   1/01/2018       4,100
    2,400   Hapeville IDA RB, Series 1985 (LOC)     2.65  11/01/2015       2,400

            IOWA (0.5%)
    2,800   Finance Auth. Purchase RB,
              Series 1999 (LOC)                     2.40   2/01/2019       2,800
    6,735   Higher Education Loan Auth. RB,
              Series 2000 (LOC)                     2.75  11/01/2030       6,735

            KANSAS (0.2%)
    5,000   Development Finance Auth. RB,
              Series 1998BB (LOC)                   2.75  11/15/2028       5,000

            MISSOURI (0.9%)
    4,500   Independence IDA IDRB,
              Series 1997A (LOC)                    2.75  11/01/2027       4,500
    6,600   Kansas City IDA RB, Series 1997A        2.75   4/01/2027       6,600
    8,150   State Health and Educational
              Facilities Auth. RB, Series 1996A
              (LOC)                                 2.75   6/01/2026       8,150

            NEW YORK (0.2%)
      800   Dormitory Auth. RB, Series 1993 (LOC)   2.65   7/01/2023         800
    3,100   Long Island Power Auth. RB,
              Series 1B (LOC)                       2.55   5/01/2033       3,100

            PENNSYLVANIA (0.1%)
    1,600   Allegheny County IDA RB,
              Series 1997D (LOC)                    2.75   7/01/2027       1,600
      400   Lehigh County Hospital Auth. RB,
              Series 2001 (LOC)                     2.70   7/01/2031         400

            SOUTH DAKOTA (0.1%)
    1,900   Lawrence County PCRB, Series 1997B
              (LOC)                                 2.70   7/01/2032       1,900

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)

USAA LONG-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)


PRINCIPAL                                         COUPON       FINAL      MARKET
   AMOUNT   SECURITY                                RATE    MATURITY       VALUE
--------------------------------------------------------------------------------
            TEXAS (0.6%)
            Harris County Health Facilities RB,
  $ 4,810     Series 1997A (LIQ)                    2.80%  2/15/2027  $    4,810
    8,360     Series 1997B (LIQ)                    2.80   2/15/2027       8,360

            VIRGINIA (0.5%)
    5,000   Peninsula Ports Auth. Coal Terminal
              RB, Series 1987D (Dominion Terminal
              Associates) (LOC)                     2.70   7/01/2016       5,000
    6,300   Waynesboro IDA RB, Series 1997 (LOC)    2.70  12/15/2028       6,300

            WASHINGTON (0.2%)
    5,000   Housing Finance Commission RB,
              Series 1990 (LOC)                     2.70   1/01/2021       5,000
--------------------------------------------------------------------------------
            Total variable-rate demand notes (cost: $84,255)              84,255
--------------------------------------------------------------------------------

            TOTAL INVESTMENTS (COST: $2,091,105)                      $2,162,380
================================================================================

36

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)

USAA LONG-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)


PORTFOLIO SUMMARY BY CONCENTRATION
--------------------------------------------------------------------------------

Hospitals                         18.2%     Airport/Port                    2.5%
General Obligations               17.8      Single-Family Housing           1.8
Special Assessment/Tax             9.8      Real Estate Tax/Fee             1.7
Water/Sewer Utilities - Municipal  8.4      Electric Utilities              1.3
Escrowed Bonds                     7.9      Natural Gas Utilities           1.3
Education                          7.8      Appropriated Debt               1.2
Toll Roads                         3.9      Health Care - Miscellaneous     1.2
Nursing/Continuing Care Centers    3.4      Sales Tax                       1.2
Gaming, Lottery & Pari-mutuel               Air Freight                     1.1
  Companies                        2.8      Other                           5.0
Paper Products                     2.7                                    -----
                                            Total                         101.0%
                                                                          =====


PORTFOLIO SUMMARY BY STATE
--------------------------------------------------------------------------------

Alabama               3.0%     Louisiana        1.8%     North Dakota     0.4%
Alaska                0.2      Maine            1.4      Ohio             0.3
California            0.1      Massachusetts    1.8      Oklahoma         0.1
Colorado              2.4      Michigan         5.7      Pennsylvania     0.9
Connecticut           3.2      Minnesota        2.3      Puerto Rico      0.6
District of Columbia  5.4      Mississippi      0.1      Rhode Island     1.2
Florida               1.9      Missouri         1.4      South Carolina   0.3
Georgia               2.6      Montana          0.2      South Dakota     0.1
Hawaii                0.6      Nebraska         1.8      Tennessee        0.0g
Idaho                 0.8      Nevada           4.8      Texas           16.7
Illinois              7.8      New Hampshire    0.2      Utah             1.1
Indiana               4.7      New Jersey       3.0      Virginia         1.9
Iowa                  0.7      New Mexico       0.8      Washington       2.2
Kansas                0.2      New York        13.2      West Virginia    0.6
Kentucky              0.2      North Carolina   1.2      Wisconsin        1.1
                                                                        -----
                                                                        101.0%
                                                                        =====

NOTES
--------------------------------------------------------------------------------
                          to Portfolio of INVESTMENTS

USAA LONG-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)


GENERAL NOTES
--------------------------------------------------------------------------------

          Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

          The percentages shown represent the percentages of the investments to net assets.


SPECIFIC NOTES
--------------------------------------------------------------------------------

          (a) Zero-coupon security. Rate represents the effective yield at date of purchase. At September 30, 2001, these securities represented 3.0% of the Fund's net assets.

          (b) Illiquid security valued using methods determined by a pricing service under general supervision of the Company's Board of Directors. At September 30, 2001, this security represented 1.0% of the Fund's net assets. Security is exempt from registration under the Securities Act of 1933, and any resale of the security must occur in an exempt transaction in the United States to a qualified institutional buyer as defined by Rule 144A.

          (c) Securities are not registered under the Securities Act of 1933. Resells of these securities in the United States may occur in exempt transactions to qualified institutional buyers as defined by Rule 144A and as such are generally deemed by the Manager to be liquid under guidelines established by the Company's Board of Directors. At September 30, 2001, these securities represented 2.9% of the Fund's net assets.



          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38

NOTES
--------------------------------------------------------------------------------
                          to Portfolio of INVESTMENTS
                          (continued)

USAA LONG-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)


          (d) At September 30, 2001, the cost of securities purchased on a delayed-delivery basis was $57,371,000.

          (e) At  September  30,  2001,   portions  of  these   securities  were
              segregated to cover delayed-delivery purchases.

          (f) Stepped coupon note initially issued in zero-coupon form, which converts to coupon form at the specified rate and date. At the end of this reporting period, the security is in zero-coupon form. Interest rates presented represent the zero-coupon effective yield at the date of purchase and the coupon rate after the conversion date.

          (g) Represents less than 0.1% of net assets.



          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
--------------------------------------------------------------------------------
                           of ASSETS and LIABILITIES
                           (in thousands)

USAA LONG-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)


ASSETS

   Investments in securities, at market value
      (identified cost of $2,091,105)                               $ 2,162,380
   Cash                                                                     210
   Receivables:
      Capital shares sold                                                   523
      Interest                                                           32,884
      Securities sold                                                     8,402
                                                                    -----------
         Total assets                                                 2,204,399
                                                                    -----------

LIABILITIES

   Securities purchased                                                  58,855
   Capital shares redeemed                                                  764
   USAA Investment Management Company                                       517
   USAA Transfer Agency Company                                              71
   Accounts payable and accrued expenses                                     50
   Dividends on capital shares                                            3,342
                                                                    -----------
         Total liabilities                                               63,599
                                                                    -----------
            Net assets applicable to capital shares outstanding     $ 2,140,800
                                                                    ===========

REPRESENTED BY:

   Paid-in capital                                                  $ 2,080,367
   Accumulated net realized loss on investments                         (10,842)
   Net unrealized appreciation of investments                            71,275
                                                                    -----------
            Net assets applicable to shares outstanding             $ 2,140,800
                                                                    ===========
   Capital shares outstanding                                           159,414
                                                                    ===========
   Authorized shares of $.01 par value                                  290,000
                                                                    ===========
   Net asset value, redemption price,
      and offering price per share                                  $     13.43
                                                                    ===========


   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

40

STATEMENT
--------------------------------------------------------------------------------
                                 of OPERATIONS
                                 (in thousands)


USAA LONG-TERM FUND

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2001 (UNAUDITED)


NET INVESTMENT INCOME

   Interest income                                                     $ 61,138
                                                                       --------
   Expenses:
      Management fees                                                     2,989
      Administrative and servicing fees                                     547
      Transfer agent's fees                                                 454
      Custodian's fees                                                      150
      Postage                                                                67
      Shareholder reporting fees                                             27
      Directors' fees                                                         3
      Registration fees                                                      35
      Professional fees                                                      30
      Other                                                                  17
                                                                       --------
         Total expenses                                                   4,319
      Expenses paid indirectly                                             (140)
                                                                       --------
         Net expenses                                                     4,179
                                                                       --------
            Net investment income                                        56,959
                                                                       --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS

   Net realized loss                                                       (338)
   Change in net unrealized appreciation/depreciation                     5,469
                                                                       --------
            Net realized and unrealized gain                              5,131
                                                                       --------
Increase in net assets resulting from operations                       $ 62,090
                                                                       ========


   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS
--------------------------------------------------------------------------------
                            of Changes in NET ASSETS
                            (in thousands)

USAA LONG-TERM FUND

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2001 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2001


FROM OPERATIONS                                        9/30/2001      3/31/2001
                                                      -------------------------
   Net investment income                              $   56,959     $  113,928
   Net realized gain (loss) on investments                  (338)        28,720
   Change in net unrealized appreciation/depreciation
      of investments                                       5,469         74,182
                                                      -------------------------
      Increase in net assets
         resulting from operations                        62,090        216,830
                                                      -------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                 (56,959)      (113,928)
                                                      -------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                             246,692        368,554
   Dividend reinvestments                                 38,572         76,982
   Cost of shares redeemed                              (248,579)      (385,346)
                                                      -------------------------
      Increase in net assets from
         capital share transactions                       36,685         60,190
                                                      -------------------------
   Net increase in net assets                             41,816        163,092

NET ASSETS

   Beginning of period                                 2,098,984      1,935,892
                                                      -------------------------
   End of period                                      $2,140,800     $2,098,984
                                                      =========================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                            18,563         28,429
   Shares issued for dividends reinvested                  2,892          5,932
   Shares redeemed                                       (18,612)       (29,674)
                                                      -------------------------
      Increase in shares outstanding                       2,843          4,687
                                                      =========================


   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

42

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements

USAA LONG-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA Long-Term Fund (the Fund). The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

          A. SECURITY VALUATION - Securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Securities that cannot be valued by the Service and all other assets are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Company's Board of Directors. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA LONG-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)


          B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

          C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities.

          D. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the six-month period ended September 30, 2001, custodian fee offset arrangements reduced expenses by $140,000.

          E. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.


(2) LINES OF CREDIT
--------------------------------------------------------------------------------

          The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the

44

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA LONG-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)


          agreements  is to meet  temporary or emergency  cash needs,  including
          redemption   requests  that  might  otherwise   require  the  untimely
          disposition of securities.

          Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets. The Fund had no borrowings under either of these agreements during the six-month period ended September 30, 2001.


(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

          Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2001, the Fund had capital loss carryovers for federal income tax purposes of $10,504,000, which, if not offset by subsequent capital gains, will expire between 2003 and 2009. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA LONG-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)


(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

          Costs of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2001, were $468,428,000 and $467,569,000, respectively.

          The  cost  of  securities,   for  federal  income  tax  purposes,   is
          approximately the same as that reported in the financial statements.

          Gross unrealized appreciation and depreciation of investments as of September 30, 2001, were $106,122,000 and $34,847,000, respectively.


(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

          A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annual rate of 0.28% of its average net assets.

              Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be composed of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper General Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper General Municipal Debt Funds category. The base fee for the Fund will be computed as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ending July 31, 2002, the performance period will

46

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA LONG-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)


              consist of the previous 12-month period. A new month will be added to the performance period each month thereafter until, by July 31, 2004, the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

       OVER/UNDER PERFORMANCE         ANNUAL ADJUSTMENT RATE
       RELATIVE TO INDEX1             AS A % OF THE FUND'S AVERAGE NET ASSETS
       ----------------------------------------------------------------------
       +/- 0.20% to 0.50%             +/-  0.04%
       +/- 0.51% to 1.00%             +/-  0.05%
       +/- 1.01% and greater          +/-  0.06%

       1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.


          B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, effective August 1, 2001, the Manager receives a fee computed at an annualized rate of 0.15% of the Fund's monthly average net assets. Prior to August 1, 2001, the Manager performed these services; however, no separate fee was charged.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA LONG-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)


          C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge per shareholder account plus out-of-pocket expenses. Effective August 1, 2001, the annual charge per account was reduced from $28.50 to $25.50.

          D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.


(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

48

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA LONG-TERM FUND

SEPTEMBER 30, 2001 (UNAUDITED)


(7) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                             PERIOD ENDED
                             SEPTEMBER 30,                               YEAR ENDED MARCH 31,
                           -------------------------------------------------------------------------------------------
                                2001            2001            2000            1999            1998            1997
                           -------------------------------------------------------------------------------------------

Net asset value at
   beginning of period      $    13.41      $    12.75      $    13.92      $    14.00      $    13.22      $    13.17
Net investment income              .36             .74             .76             .76             .78             .79
Net realized and
   unrealized gain (loss)          .02             .66           (1.17)           (.08)            .78             .05
Distributions from net
   investment income              (.36)           (.74)           (.76)           (.76)           (.78)           (.79)
                           -------------------------------------------------------------------------------------------
Net asset value at
   end of period            $    13.43      $    13.41      $    12.75      $    13.92      $    14.00      $    13.22
                           ===========================================================================================
Total return (%) *                2.86           11.35           (2.95)           4.98           12.04            6.51
Net assets at end
   of period (000)          $2,140,800      $2,098,984      $1,935,892      $2,168,242      $2,042,525      $1,822,436
Ratio of expenses to
   average net assets (%)          .40a,b          .36             .36             .36             .36             .37
Ratio of net investment
   income to average
   net assets (%)                 5.34a           5.72            5.77            5.44            5.65            5.95
Portfolio turnover (%)           22.51c          46.62           29.04           29.56           35.20           40.78


  * Assumes reinvestment of all dividend income distributions during the period.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total expenses prior to any custodian fee offset arrangement, which reduced the total expense ratio by 0.01%.
(c) The Fund may simultaneously purchase and sell the same securities. These transactions can be high in volume and are dissimilar to other trade activity within the Fund. If these transactions were excluded from the calculation, the portfolio turnover rate would be as follows:
      Portfolio turnover (%) 21.60
    Purchases and sales of this type are as follows:
       Purchases (000)     $19,718
       Sales (000)          18,757

NOTES
--------------------------------------------------------------------------------

50

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

                    DIRECTORS   Robert G. Davis, CHAIRMAN OF THE BOARD
                                Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                David G. Peebles
                                Michael F. Reimherr
                                Laura T. Starks, Ph.D.
                                Richard A. Zucker

          INVESTMENT ADVISER,   USAA Investment Management Company
                 UNDERWRITER,   9800 Fredericksburg Road
              AND DISTRIBUTOR   San Antonio, Texas 78288

               TRANSFER AGENT   USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

                LEGAL COUNSEL   Goodwin Procter LLP
                                Exchange Place
                                Boston, Massachusetts 02109

                    CUSTODIAN   State Street Bank and Trust Company
                                P.O. Box 1713
                                Boston, Massachusetts 02105

         INDEPENDENT AUDITORS   KPMG LLP
                                112 East Pecan, Suite 2400
                                San Antonio, Texas 78205

                    TELEPHONE   Call toll free - Central Time
             ASSISTANCE HOURS   Monday - Friday, 6 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.
                                Sunday, 11:30 a.m. to 8 p.m.

               FOR ADDITIONAL   1-800-531-8181, (in San Antonio) 456-7200
            INFORMATION ABOUT   For account servicing, exchanges,
                 MUTUAL FUNDS   or redemptions
                                1-800-531-8448, (in San Antonio) 456-7202

              RECORDED MUTUAL   24-hour service (from any phone)
            FUND PRICE QUOTES   1-800-531-8066, (in San Antonio) 498-8066

                  MUTUAL FUND   (from touch-tone phones only)
            USAA TOUCHLINE(R)   For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                1-800-531-8777, (in San Antonio) 498-8777

              INTERNET ACCESS   USAA.COM

                                                                     Recycled
                                                                      Paper

USAA logo appears here.  WE KNOW WHAT IT MEANS TO SERVE.(R)
                         ---------------------------------------------------
                         INSURANCE - BANKING - INVESTMENTS - MEMBER SERVICES


39596-1101                                   (C)2001, USAA. All rights reserved.